Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		¥ 12,689	¥ (12,344)	¥ (4,298)
Income taxes		116,105	118,000	108,088
Consolidated net income		(231,333)	(265,239)	(239,516)
Net income attributable to noncontrolling interests		11,124	10,442	9,033
Net income attributable to Canon Inc.		(220,209)	(254,797)	(230,483)
Total amount reclassified, net of tax and noncontrolling interests		(4,211)	(12,252)	(10,416)
Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests		182	1,632	1,352
Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests		(3,041)	(2,009)	(9,607)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests		(1,352)	(11,875)	(2,161)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	[1]	4,211	12,252	10,416
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	(298)	(2,509)	(2,358)
Income taxes	[1]	104	879	613
Consolidated net income	[1]	(194)	(1,630)	(1,745)
Net income attributable to noncontrolling interests	[1]	12	(2)	393
Net income attributable to Canon Inc.	[1]	(182)	(1,632)	(1,352)
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	4,217	3,260	15,387
Income taxes	[1]	(1,180)	(1,248)	(5,780)
Consolidated net income	[1]	3,037	2,012	9,607
Net income attributable to noncontrolling interests	[1]	4	(3)
Net income attributable to Canon Inc.	[1]	3,041	2,009	9,607
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	[1]	1,504	15,585	3,460
Income taxes	[1]	(175)	(3,710)	(1,037)
Consolidated net income	[1]	1,329	11,875	2,423
Net income attributable to noncontrolling interests	[1]	23		(262)
Net income attributable to Canon Inc.	[1]	¥ 1,352	¥ 11,875	¥ 2,161

[1]	Amounts in parentheses indicate gains in consolidated statements of income.